Long-term Debt - Principal Repayments and Other Borrowing Arrangements (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Disclosure [Abstract]
2015	€ 4,261
2016	4,606
2017	242,361
2018	27,997
2019	1,762
Thereafter	755,705
Long-term debt	1,036,692
Long-term debt	1,036,692
Less: current portion of long-term debt	4,261
Non-current portion of long-term debt	€ 1,032,431